Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000200399 [Member] | First Trust Small Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000200399 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000200399 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200399 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000200399 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000200399 [Member] | First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000200399 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000200399 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000125197 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125197 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125197 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125197 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125197 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125197 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000125197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000125197 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000125197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000125197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000125197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000125197 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125204 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000125204 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000125204 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125204 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125204 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125204 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125204 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125204 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125204 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125204 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000125204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000125204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000125204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000125204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000125204 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000125204 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%